CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL RISKS - Credit Exposure (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure of external credit grades [line items]
Credit exposure	DKK 21,228	DKK 21,156
AAA-range
Disclosure of external credit grades [line items]
Credit exposure	2,007
AA-range
Disclosure of external credit grades [line items]
Credit exposure	12,751	13,304
A-range
Disclosure of external credit grades [line items]
Credit exposure	6,191	7,336
BBB-range
Disclosure of external credit grades [line items]
Credit exposure	83	438
Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	196	78
Cash at bank
Disclosure of external credit grades [line items]
Credit exposure	18,690	18,852
Cash at bank | AA-range
Disclosure of external credit grades [line items]
Credit exposure	12,442	12,369
Cash at bank | A-range
Disclosure of external credit grades [line items]
Credit exposure	5,971	5,967
Cash at bank | BBB-range
Disclosure of external credit grades [line items]
Credit exposure	83	438
Cash at bank | Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	194	78
Marketable securities
Disclosure of external credit grades [line items]
Credit exposure	DKK 2,009	0
Net yield on the bond portfolio	(0.05%)
Marketable securities | AAA-range
Disclosure of external credit grades [line items]
Credit exposure	DKK 2,007
Marketable securities | Not rated or below BBB-range
Disclosure of external credit grades [line items]
Credit exposure	2
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	529	2,304
Derivative financial instruments | AA-range
Disclosure of external credit grades [line items]
Credit exposure	309	935
Derivative financial instruments | A-range
Disclosure of external credit grades [line items]
Credit exposure	DKK 220	DKK 1,369